Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000205645 [Member]
Shareholder Report [Line Items]
Fund Name	iShares USD Green Bond ETF
Class Name	iShares USD Green Bond ETF
Trading Symbol	BGRN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares USD Green Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares USD Green Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.74%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg MSCI USD Green Bond Select Index returned 10.87%.
What contributed to performance?
Longer-term green bonds meaningfully contributed to the Fund’s return during the reporting period. Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States as expectations for interest rate cuts grew. In September 2024, the U.S. Federal Reserve lowered short-term interest rates by 50 basis point cut, its first-rate reduction since March 2020. In terms of credit quality, A and BBB rated bonds were the largest contributors. Utility corporate bonds had a positive impact on performance, as did real estate investment trusts (“REITs”) and banking in the financial sector.
What detracted from performance?
During the reporting period, there were no meaningful detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 13, 2018 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.74%	(0.27)%	1.68%
Bloomberg U.S. Universal Index	11.20	0.18	1.95
Bloomberg MSCI USD Green Bond Select Index	10.87	(0.09)	1.84

Performance Inception Date	Nov. 13, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 387,179,813
Holdings Count | Holding	351
Advisory Fees Paid, Amount	$ 703,264
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$387,179,813
Number of Portfolio Holdings	351
Net Investment Advisory Fees	$703,264
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	14.8%
Aa	14.9%
A	30.3%
Baa	31.8%
Ba	1.6%
Not Rated	6.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	9.2%
1-5 Years	42.6%
5-10 Years	33.3%
10-15 Years	1.9%
15-20 Years	0.7%
More than 20 Years	12.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio increased from the prior fiscal year end primarily due to the discontinuation of a voluntary fee waiver during the prior fiscal year.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to the discontinuation of a voluntary fee waiver during the prior fiscal year.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000204721 [Member]
Shareholder Report [Line Items]
Fund Name	iShares BB Rated Corporate Bond ETF
Class Name	iShares BB Rated Corporate Bond ETF
Trading Symbol	HYBB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares BB Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BB Rated Corporate Bond ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 14.44%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE BofA BB US High Yield Constrained Index returned 14.51%.
What contributed to performance?
U.S. intermediate-term bonds (between three and ten years) were the largest contributors to the Fund’s return during the reporting period. Bond prices rose as yields fell (bond yields and prices move in opposite directions) amid an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those expectations were realized in September 2024 when the U.S. Federal Reserve Bank lowered short term interest rates by 50 basis points, its first-rate reduction since March 2020. Among sectors, notable contributors included consumer cyclical and financial bonds. Additionally, the Fund’s allocation to lower-risk high-yield bonds rated Ba by Moody’s, benefited performance.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 6, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	14.44%	3.42%
ICE BofA US Broad Market Index	10.55	(1.84)
ICE BofA BB US High Yield Constrained Index	14.51	3.54

Performance Inception Date	Oct. 06, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA BB US High Yield Constrained Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 367,444,693
Holdings Count | Holding	961
Advisory Fees Paid, Amount	$ 876,370
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$367,444,693
Number of Portfolio Holdings	961
Net Investment Advisory Fees	$876,370
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	52.0%
5-10 Years	42.2%
10-15 Years	1.5%
15-20 Years	0.6%
More than 20 Years	3.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Medline Borrower LP, 3.88%, 04/01/29	0.6%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	0.5%
Venture Global LNG Inc., 9.50%, 02/01/29	0.5%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
Carnival Corp., 5.75%, 03/01/27	0.4%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	0.4%
TransDigm Inc., 6.38%, 03/01/29	0.4%
Intelsat Jackson Holdings SA, 6.50%, 03/15/30	0.4%
DaVita Inc., 4.63%, 06/01/30	0.4%
Venture Global LNG Inc., 8.13%, 06/01/28	0.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Medline Borrower LP, 3.88%, 04/01/29	0.6%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	0.5%
Venture Global LNG Inc., 9.50%, 02/01/29	0.5%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
Carnival Corp., 5.75%, 03/01/27	0.4%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	0.4%
TransDigm Inc., 6.38%, 03/01/29	0.4%
Intelsat Jackson Holdings SA, 6.50%, 03/15/30	0.4%
DaVita Inc., 4.63%, 06/01/30	0.4%
Venture Global LNG Inc., 8.13%, 06/01/28	0.3%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio increased from the prior fiscal year end primarily due to the discontinuation of a voluntary fee waiver.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior fiscal year end primarily due to the discontinuation of a voluntary fee waiver.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000196720 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Fixed Income Balanced Risk Systematic ETF
Class Name	iShares U.S. Fixed Income Balanced Risk Systematic ETF
Trading Symbol	FIBR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Fixed Income Balanced Risk Systematic ETF (the “Fund”) (formerly known as iShares U.S. Fixed Income Balanced Risk Factor ETF) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Fixed Income Balanced Risk Systematic ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 12.04%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. Fixed Income Balanced Risk Index returned 12.16%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reverse lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. By sector, industrial bonds, supported by consumer cyclical and communication, and banking bonds contributed to performance. Investment-grade bonds rated A and Baa by Moody’s were meaningful contributors.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 24, 2015 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	12.04%	0.29%	1.82%
Bloomberg U.S. Universal Index	11.20	0.18	1.71
Bloomberg U.S. Fixed Income Balanced Risk Index	12.16	0.49	2.00

Performance Inception Date	Feb. 24, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jan. 26, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 69,760,430
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 160,858
Investment Company Portfolio Turnover	453.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$69,760,430
Number of Portfolio Holdings	940
Net Investment Advisory Fees	$160,858
Portfolio Turnover Rate	453%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	5.9%
Aa	0.9%
A	40.3%
Baa	33.4%
Ba	8.0%
B	8.5%
Caa	2.0%
Ca	0.2%
Not Rated	0.8%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	3.0%
1-5 Years	42.7%
5-10 Years	32.1%
10-15 Years	1.0%
15-20 Years	2.4%
More than 20 Years	18.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective January 26, 2024, the name of the Fund was changed from iShares U.S. Fixed Income Balanced Risk Factor ETF to iShares U.S. Fixed Income Balanced Risk Systematic ETF.
BlackRock Fund Advisors ("BFA") has contractually agreed to waive a portion of its investment advisory fee for the Fund in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates. The contractual fee waiver has been extended through February 28, 2029.

Material Fund Change Name [Text Block]	Effective January 26, 2024, the name of the Fund was changed from iShares U.S. Fixed Income Balanced Risk Factor ETF to iShares U.S. Fixed Income Balanced Risk Systematic ETF.
Material Fund Change Expenses [Text Block]
BlackRock Fund Advisors ("BFA") has contractually agreed to waive a portion of its investment advisory fee for the Fund in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates. The contractual fee waiver has been extended through February 28, 2029.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000204503 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Corporate ETF
Class Name	iShares iBonds Dec 2028 Term Corporate ETF
Trading Symbol	IBDT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Corporate ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.43%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2028 Maturity Corporate Index returned 10.50%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 18, 2018 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.43%	1.36%	3.57%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg December 2028 Maturity Corporate Index	10.50	1.41	3.61

Performance Inception Date	Sep. 18, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,293,054,253
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 1,780,668
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,293,054,253
Number of Portfolio Holdings	602
Net Investment Advisory Fees	$1,780,668
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.3%
Aa	6.0%
A	32.6%
Baa	55.2%
Ba	2.3%
Not Rated	1.2%
Short-Term and Other Assets	1.4%
Five largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	0.8%
Verizon Communications Inc., 4.33%, 09/21/28	0.8%
Comcast Corp., 4.15%, 10/15/28	0.8%
Cigna Group (The), 4.38%, 10/15/28	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	0.8%
Verizon Communications Inc., 4.33%, 09/21/28	0.8%
Comcast Corp., 4.15%, 10/15/28	0.8%
Cigna Group (The), 4.38%, 10/15/28	0.7%
(a)Excludes money market funds.
C000211404 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2025 Term High Yield and Income ETF
Class Name	iShares iBonds 2025 Term High Yield and Income ETF
Trading Symbol	IBHE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2025 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2025 Term High Yield and Income ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.44%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2025 Term High Yield and Income Index returned 10.88%.
What contributed to performance?
U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.
Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s  performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 7, 2019 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.44%	4.64%	4.76%
Bloomberg U.S. Universal Index	11.20	0.18	1.10
Bloomberg 2025 Term High Yield and Income Index	10.88	5.11	5.20

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 601,619,902
Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 1,636,476
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$601,619,902
Number of Portfolio Holdings	397
Net Investment Advisory Fees	$1,636,476
Portfolio Turnover Rate	80%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	0.6%
Baa	24.1%
Ba	37.7%
B	24.6%
Caa	7.5%
Not Rated	2.7%
Short-Term and Other Assets	2.8%
Five largest holdings
Security(a)	Percent of Net Assets
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25	3.0%
Bausch Health Companies Inc., 5.50%, 11/01/25	3.0%
Ally Financial Inc., 5.75%, 11/20/25	2.4%
Gen Digital Inc., 5.00%, 04/15/25	2.4%
Melco Resorts Finance Ltd., 4.88%, 06/06/25	2.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25	3.0%
Bausch Health Companies Inc., 5.50%, 11/01/25	3.0%
Ally Financial Inc., 5.75%, 11/20/25	2.4%
Gen Digital Inc., 5.00%, 04/15/25	2.4%
Melco Resorts Finance Ltd., 4.88%, 06/06/25	2.4%
(a)Excludes money market funds.
C000211402 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2024 Term High Yield and Income ETF
Class Name	iShares iBonds 2024 Term High Yield and Income ETF
Trading Symbol	IBHD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2024 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2024 Term High Yield and Income ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 7.86%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2024 Term High Yield and Income Index returned 7.49%.
What contributed to performance?
U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.
Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s  performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 7, 2019 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.86%	4.11%	4.32%
Bloomberg U.S. Universal Index	11.20	0.18	1.10
Bloomberg 2024 Term High Yield and Income Index	7.49	4.34	4.51

Performance Inception Date	May 07, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 336,725,571
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,485,725
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$336,725,571
Number of Portfolio Holdings	57
Net Investment Advisory Fees	$1,485,725
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	0.1%
Baa	16.7%
Ba	6.1%
B	5.5%
Caa	5.0%
Not Rated	1.6%
Short-Term and Other Assets	65.0%
Five largest holdings
Security(a)	Percent of Net Assets
DISH DBS Corp., 5.88%, 11/15/24	3.1%
Live Nation Entertainment Inc., 4.88%, 11/01/24	2.9%
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	2.8%
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	2.6%
Methanex Corp., 4.25%, 12/01/24	2.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
DISH DBS Corp., 5.88%, 11/15/24	3.1%
Live Nation Entertainment Inc., 4.88%, 11/01/24	2.9%
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	2.8%
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	2.6%
Methanex Corp., 4.25%, 12/01/24	2.3%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2023.
In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on December 16, 2024, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 17, 2024. Proceeds of the liquidation were sent to shareholders on December 19, 2024.

C000219751 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Corporate ETF
Class Name	iShares iBonds Dec 2030 Term Corporate ETF
Trading Symbol	IBDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Corporate ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 13.17%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 20 Maturity Corporate Index returned 13.25%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 23, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.17%	(0.45)%
Bloomberg U.S. Universal Index	11.20	(0.95)
Bloomberg December 2030 Maturity Corporate Index	13.25	(0.39)

Performance Inception Date	Jun. 23, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,395,544,470
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 928,005
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,395,544,470
Number of Portfolio Holdings	521
Net Investment Advisory Fees	$928,005
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.2%
Aa	5.8%
A	34.2%
Baa	54.3%
Ba	2.4%
Not Rated	1.0%
Short-Term and Other Assets	1.1%
Five largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.6%
Boeing Co. (The), 5.15%, 05/01/30	1.0%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1.0%
British Telecommunications PLC, 9.63%, 12/15/30	0.8%
AT&T Inc., 4.30%, 02/15/30	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.6%
Boeing Co. (The), 5.15%, 05/01/30	1.0%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1.0%
British Telecommunications PLC, 9.63%, 12/15/30	0.8%
AT&T Inc., 4.30%, 02/15/30	0.7%
(a)Excludes money market funds.
C000214263 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Corporate ETF
Class Name	iShares iBonds Dec 2029 Term Corporate ETF
Trading Symbol	IBDU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Corporate ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 11.67%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2029 Maturity Corporate Index returned 11.70%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 17, 2019 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	11.67%	1.24%	1.62%
Bloomberg U.S. Universal Index	11.20	0.18	0.38
Bloomberg December 2029 Maturity Corporate Index	11.70	1.32	1.66

Performance Inception Date	Sep. 17, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,894,730,607
Holdings Count | Holding	592
Advisory Fees Paid, Amount	$ 1,311,042
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,894,730,607
Number of Portfolio Holdings	592
Net Investment Advisory Fees	$1,311,042
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.9%
Aa	4.0%
A	34.7%
Baa	53.6%
Ba	3.4%
Not Rated	2.0%
Short-Term and Other Assets	1.4%
Five largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.1%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.9%
Verizon Communications Inc., 4.02%, 12/03/29	0.9%
Centene Corp., 4.63%, 12/15/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.1%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.9%
Verizon Communications Inc., 4.02%, 12/03/29	0.9%
Centene Corp., 4.63%, 12/15/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.7%
(a)Excludes money market funds.
C000228040 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Corporate ETF
Class Name	iShares iBonds Dec 2031 Term Corporate ETF
Trading Symbol	IBDW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Corporate ETF	$11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 14.65%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2031 Maturity Corporate Index returned 14.64%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 22, 2021 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	14.65%	(1.84)%
Bloomberg U.S. Universal Index	11.20	(1.55)
Bloomberg December 2031 Maturity Corporate Index	14.64	(1.82)

Performance Inception Date	Jun. 22, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 24, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,142,974,611
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 814,303
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,142,974,611
Number of Portfolio Holdings	420
Net Investment Advisory Fees	$814,303
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.3%
Aa	4.4%
A	30.4%
Baa	56.4%
Ba	4.0%
Not Rated	2.5%
Short-Term and Other Assets	1.0%
Five largest holdings
Security(a)	Percent of Net Assets
Verizon Communications Inc., 2.55%, 03/21/31	1.1%
Oracle Corp., 2.88%, 03/25/31	1.0%
Orange SA, 9.00%, 03/01/31	1.0%
AT&T Inc., 2.75%, 06/01/31	0.9%
Amazon.com Inc., 2.10%, 05/12/31	0.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
Verizon Communications Inc., 2.55%, 03/21/31	1.1%
Oracle Corp., 2.88%, 03/25/31	1.0%
Orange SA, 9.00%, 03/01/31	1.0%
AT&T Inc., 2.75%, 06/01/31	0.9%
Amazon.com Inc., 2.10%, 05/12/31	0.8%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On June 24, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.

Material Fund Change Risks Change [Text Block]	On June 24, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000222633 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2026 Term High Yield and Income ETF
Class Name	iShares iBonds 2026 Term High Yield and Income ETF
Trading Symbol	IBHF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2026 Term High Yield and Income ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 12.58%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2026 Term High Yield and Income Index returned 13.04%.
What contributed to performance?
U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.
Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s  performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 10, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	12.58%	4.27%
Bloomberg U.S. Universal Index	11.20	(1.29)
Bloomberg 2026 Term High Yield and Income Index	13.04	4.65

Performance Inception Date	Nov. 10, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 10, 2023
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 555,429,976
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,255,320
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$555,429,976
Number of Portfolio Holdings	151
Net Investment Advisory Fees	$1,255,320
Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	1.9%
Ba	41.4%
B	35.3%
Caa	16.9%
Not Rated	0.7%
Short-Term and Other Assets	3.8%
Five largest holdings
Security(a)	Percent of Net Assets
Western Digital Corp., 4.75%, 02/15/26	2.4%
Newell Brands Inc., 5.70%, 04/01/26	2.2%
United Airlines Inc., 4.38%, 04/15/26	2.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	1.9%
OneMain Finance Corp., 7.13%, 03/15/26	1.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
Western Digital Corp., 4.75%, 02/15/26	2.4%
Newell Brands Inc., 5.70%, 04/01/26	2.2%
United Airlines Inc., 4.38%, 04/15/26	2.1%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	1.9%
OneMain Finance Corp., 7.13%, 03/15/26	1.7%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On November 10, 2023, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.

Material Fund Change Risks Change [Text Block]	On November 10, 2023, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000236814 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Corporate Bond BuyWrite Strategy ETF
Class Name	iShares High Yield Corporate Bond BuyWrite Strategy ETF
Trading Symbol	HYGW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Corporate Bond BuyWrite Strategy ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.21%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Cboe HYG BuyWrite Index returned 9.23%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those expectations were realized in September 2024 when the U.S. Federal Open Market Committee lowered short-term interest rates by 50 basis point, its first-rate reduction since March 2020. The healthy economic backdrop further supported high-yield issues, which contributed to the Fund’s returns. During the reporting period, issues in the consumer cyclicals sector benefited performance, most notably among retailers and consumer service companies, supported by robust consumer strength and spending. Cable and satellite issues in the communications sector also registered strong returns. By credit rating, securities considered lower risk high yield, rated Ba and B by Moody’s were additive to performance amid a less risk-averse environment.
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	9.21%	5.37%
Bloomberg U.S. Universal Index	11.20	2.06
Cboe HYG BuyWrite Index	9.23	5.76

Performance Inception Date	Aug. 18, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 187,589,570
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 119,925
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$187,589,570
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$119,925
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.0%
Short-term Investments	0.9%
Options Written	(0.1)%
Other assets less liabilities	0.2%
Maturity allocation (of the underlying fund)(a)
Maturity	Percent of Total Investments(b)
0-1 Year	0.5%
1-5 Years	57.6%
5-10 Years	39.5%
10-15 Years	0.4%
More than 20 Years	2.0%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)	Excludes money market funds.

C000236816 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Class Name	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Trading Symbol	LQDW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 5.55%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Cboe LQD BuyWrite Index returned 6.05%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. During the reporting period, the strategy posted positive returns by seeking to track the investment results of an investment grade corporate index that reflects the iShares iBoxx $ Investment Grade Corporate Bond ETF while writing (selling) one-month covered call options to generate income. Over the reporting period, the financial sector contributed to the Fund’s return, led by the banking sector which benefited from the prospect of lower interest rates. By credit rating, investment-grade securities, particularly those rated A by Moody’s, were additive to performance. However, Baa-rated issues also contributed due to investors' increased risk appetite during the reporting period.
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	5.55%	(0.70)%
Bloomberg U.S. Universal Index	11.20	2.06
Cboe LQD BuyWrite Index	6.05	(0.27)

Performance Inception Date	Aug. 18, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 212,107,331
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 355,152
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$212,107,331
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$355,152
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.5%
Short-term Investments	0.7%
Options Written	(0.1)%
Other assets less liabilities	(0.1)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	5.8%
A	46.7%
Baa	42.3%
Ba	2.4%
Not Rated	0.4%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000228465 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2027 Term High Yield and Income ETF
Class Name	iShares iBonds 2027 Term High Yield and Income ETF
Trading Symbol	IBHG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2027 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2027 Term High Yield and Income ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 13.78%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg 2027 Term High Yield and Income Index returned 14.01%.
What contributed to performance?
U.S. corporate bonds registered solid gains during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. Both Term Maturity Funds with earlier maturity dates and Term Maturity Funds with later maturity dates, consumer cyclicals and consumer non-cyclical bonds in the industrial sector contributed the most to returns. Allocations to financial bonds also contributed to performance.
Additionally, Term Maturity Funds with earlier maturity dates benefited from bonds with credit ratings near the lower range of investment grade and the higher end of high yield (those rated Baa and Ba by Moody’s.) Term Maturity Funds with later maturity dates were supported by bonds with credit ratings that were on the lower risk spectrum of high yield (those rated Ba and B by Moody’s), as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) narrowed during the reporting period.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s  performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 7, 2021 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	13.78%	2.63%
Bloomberg U.S. Universal Index	11.20	(1.80)
Bloomberg 2027 Term High Yield and Income Index	14.01	2.87

Performance Inception Date	Jul. 07, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jul. 08, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 173,450,510
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 384,824
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$173,450,510
Number of Portfolio Holdings	225
Net Investment Advisory Fees	$384,824
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.4%
Ba	34.7%
B	46.1%
Caa	14.0%
Not Rated	2.1%
Short-Term and Other Assets	2.7%
Five largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.3%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	2.0%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27	1.7%
Carnival Corp., 5.75%, 03/01/27	1.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.3%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	2.0%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27	1.7%
Carnival Corp., 5.75%, 03/01/27	1.7%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On July 8, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.

Material Fund Change Risks Change [Text Block]	On July 8, 2024, the Fund changed from non-diversified to diversified under the Investment Company Act of 1940 and removed the Non-Diversification Risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000236812 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Class Name	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Trading Symbol	TLTW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 8.56%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the Cboe TLT 2% OTM BuyWrite Index returned 9.64%.
What contributed to performance?
U.S. Treasury saw modest gains during the reporting period amid expectations and then the realization of an interest rate cut by the U.S. Federal Reserve. For the first time since March 2020, the central bank lowered short-term interest rates, announcing a 50-basis point cut. Leading up to the rate cut, Treasury yields moved lower, the 10-year note moving from 4.93% to end the reporting period at 4.28%. (Bond prices and yields move in opposite directions).
What detracted from performance?
During the reporting period, writing (selling) one-month covered call options to generate income detracted from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2022 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	8.56%	(5.12)%
ICE BofA US Broad Market Index	10.55	1.42
Cboe TLT 2% OTM BuyWrite Index	9.64	(4.36)

Performance Inception Date	Aug. 18, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,107,436,043
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 1,839,621
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,107,436,043
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$1,839,621
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.1%
Short-term Investments	1.3%
Options Written	(0.4)%
Maturity allocation (of the underlying fund)(a)
Maturity	Percent of Total Investments(b)
15-20 Years	2.8%
20-25 Years	32.8%
25-30 Years	64.4%
(a)	The underlying fund is iShares 20+ Year Treasury Bond ETF.
(b)	Excludes money market funds.

C000250199 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2054 Term Treasury ETF
Class Name	iShares iBonds Dec 2054 Term Treasury ETF
Trading Symbol	IBGK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2054 Term Treasury ETF (the “Fund”) for the period of June 11, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2054 Term Treasury ETF	$3(a)	0.07%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.07%	[2]
Net Assets	$ 2,526,742
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 839
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,526,742
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$839
Portfolio Turnover Rate	104%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	98.3%
Short-Term and Other Assets	1.7%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/54	34.1%
U.S. Treasury Note/Bond, 4.25%, 08/15/54	32.1%
U.S. Treasury Note/Bond, 4.25%, 02/15/54	32.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/54	34.1%
U.S. Treasury Note/Bond, 4.25%, 08/15/54	32.1%
U.S. Treasury Note/Bond, 4.25%, 02/15/54	32.1%
(a)Excludes money market funds.
C000250197 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2044 Term Treasury ETF
Class Name	iShares iBonds Dec 2044 Term Treasury ETF
Trading Symbol	IBGA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2044 Term Treasury ETF (the “Fund”) for the period of June 11, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2044 Term Treasury ETF	$3(a)	0.07%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[3]
Expense Ratio, Percent	0.07%	[4]
Net Assets	$ 15,213,536
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 2,930
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,213,536
Number of Portfolio Holdings	8
Net Investment Advisory Fees	$2,930
Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	98.1%
Short-Term and Other Assets	1.9%
Five largest holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/44	22.8%
U.S. Treasury Note/Bond, 4.50%, 02/15/44	19.4%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	12.5%
U.S. Treasury Note/Bond, 4.13%, 08/15/44	11.3%
U.S. Treasury Note/Bond, 3.63%, 02/15/44	11.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/44	22.8%
U.S. Treasury Note/Bond, 4.50%, 02/15/44	19.4%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	12.5%
U.S. Treasury Note/Bond, 4.13%, 08/15/44	11.3%
U.S. Treasury Note/Bond, 3.63%, 02/15/44	11.3%
(a)Excludes money market funds.
C000249962 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2034 Term TIPS ETF
Class Name	iShares iBonds Oct 2034 Term TIPS ETF
Trading Symbol	IBIK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2034 Term TIPS ETF (the “Fund”) for the period of May 22, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2034 Term TIPS ETF	$4(a)	0.10%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 4	[5]
Expense Ratio, Percent	0.10%	[6]
Net Assets	$ 8,872,207
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 2,180
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,872,207
Number of Portfolio Holdings	2
Net Investment Advisory Fees	$2,180
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	99.4%
Short-Term and Other Assets	0.6%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/34	57.9%
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/34	41.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.75%, 01/15/34	57.9%
U.S. Treasury Inflation Indexed Bonds, 1.88%, 07/15/34	41.5%
(a)Excludes money market funds.
C000250196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2034 Term Treasury ETF
Class Name	iShares iBonds Dec 2034 Term Treasury ETF
Trading Symbol	IBTP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2034 Term Treasury ETF (the “Fund”) for the period of June 11, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Treasury ETF	$3(a)	0.07%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[7]
Expense Ratio, Percent	0.07%	[8]
Net Assets	$ 34,327,345
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 4,662
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$34,327,345
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$4,662
Portfolio Turnover Rate	61%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	98.5%
Short-Term and Other Assets	1.5%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.38%, 05/15/34	33.6%
U.S. Treasury Note/Bond, 4.00%, 02/15/34	32.6%
U.S. Treasury Note/Bond, 3.88%, 08/15/34	32.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.38%, 05/15/34	33.6%
U.S. Treasury Note/Bond, 4.00%, 02/15/34	32.6%
U.S. Treasury Note/Bond, 3.88%, 08/15/34	32.3%
(a)Excludes money market funds.
C000237776 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Class Name	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Trading Symbol	BEMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 17.10%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 18.16% and the J.P. Morgan EM Sovereign and Corporate Credit Core Index returned 17.36%.
What contributed to performance?
Emerging market bonds delivered strong returns during the reporting period, particularly among sovereign bond issuers, which were leading contributors to the Fund’s return. U.S. dollar-denominated emerging market debt is sensitive to rate changes in the United States, as many of these countries borrow in U.S. dollars and must repay the principal and interest in U.S. dollars. Expectations of interest rate cuts and then a cut by the U.S. Federal Reserve in September helped these bonds move higher. Across emerging markets, all regions gained, led by Latin America. In particular, efforts by Argentina’s new administration to lower inflation improved investor sentiment and bolstered local bond markets. Longer-term duration bonds, those over 10 years, outpaced their shorter-term counterparts during the reporting period, followed by intermediate maturity bonds. While bonds of all credit ratings delivered positive performance, investment-grade bonds rated BBB had the greatest positive impact.
What detracted from performance?
There were no detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 22, 2023 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	17.10%	9.48%
J.P. Morgan EMBI Global Diversified Index	18.16	10.39
J.P. Morgan EM Sovereign and Corporate Credit Core Index	17.36	9.65

Performance Inception Date	Feb. 22, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 28, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 47,366,459
Holdings Count | Holding	294
Advisory Fees Paid, Amount	$ 75,810
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$47,366,459
Number of Portfolio Holdings	294
Net Investment Advisory Fees	$75,810
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.5%
Aa	7.4%
A	17.7%
Baa	33.2%
Ba	15.6%
B	8.5%
Caa	6.0%
Ca	0.5%
C	0.1%
Not Rated	10.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	6.2%
Saudi Arabia	5.2%
Mexico	5.0%
United Arab Emirates	4.4%
Turkey	4.0%
Brazil	3.9%
Indonesia	3.7%
Qatar	3.1%
Chile	3.0%
India	2.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver was extended through February 28, 2029 and subsequently discontinued as of June 28, 2024.
Effective June 28, 2024, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 28, 2024, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Material Fund Change Expenses [Text Block]
The contractual fee waiver was extended through February 28, 2029 and subsequently discontinued as of June 28, 2024.
Effective June 28, 2024, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to June 28, 2024, BFA was entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000247831 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 BuyWrite ETF
Class Name	iShares Russell 2000 BuyWrite ETF
Trading Symbol	IWMW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 BuyWrite ETF (the “Fund”) for the period of March 14, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 BuyWrite ETF	$13(a)	0.20%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 13	[9]
Expense Ratio, Percent	0.20%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended October 31, 2024, the Fund returned 2.26%.
  For the same period, the iShares Russell 2000 ETF returned 8.92% and the Cboe FTSE Russell IWM 2% OTM BuyWrite Index returned 1.94%.
What contributed to performance?
During the reporting period, equity markets registered remarkably strong gains and contributed to the Fund’s return amid increasing investor confidence, limited volatility, and slowing inflation. Declining yields and solid economic growth resulted in a broad equity rally that extended to include small-cap stocks, which have historically done well in periods of moderating inflation. Investor appetite for equities continued to increase when the U.S. Federal Reserve Bank lowered short-term interest rates by 50 basis points in September, a larger-than-expected rate cut and the first since March 2020.
By selling monthly options, the Fund generates option premium, which it distributes to investors monthly. The level of this premium is influenced by market-implied volatility.
What detracted from performance?
Against this backdrop, the Russell 2000 Index rallied in the second half of the year, and the iShares Russell 2000 BuyWrite ETF participated in a portion of these gains. However, as the Fund sells monthly call options approximately 2% out of the money, its price returns were capped, limiting participation in upside beyond the 2% call strike.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 14, 2024 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Performance Inception Date	Mar. 14, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 18,975,919
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 21,022
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,975,919
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$21,022
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.4%
Short-term Investments	1.1%
Options Written	(0.5)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	18.7%
Health Care	17.4%
Industrials	17.1%
Information Technology	12.6%
Consumer Discretionary	9.8%
Real Estate	6.3%
Energy	5.2%
Materials	4.6%
Consumer Staples	2.8%
Utilities	2.8%
Communication Services	2.7%
(a)	The underlying fund is iShares Russell 2000 ETF.
(b)	Excludes money market funds.

C000247832 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 BuyWrite ETF
Class Name	iShares S&P 500 BuyWrite ETF
Trading Symbol	IVVW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 BuyWrite ETF (the “Fund”) for the period of March 14, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 BuyWrite ETF	$14(a)	0.22%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 14	[11]
Expense Ratio, Percent	0.22%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended October 31, 2024, the Fund returned 7.66%.
  For the same period, the iShares Core S&P 500 ETF returned 11.65% and the Cboe S&P 500 Enhanced 1% OTM BuyWrite Index returned 7.75%.
What contributed to performance?
During the reporting period, equity markets registered remarkably strong gains and contributed to the Fund’s return amid increasing investor confidence, solid economic growth, limited volatility, and slowing inflation. For most of the reporting period, higher interest rates benefited mega- and large-cap stocks due to their less cyclical and rate-sensitive nature as well as their higher quality. Investor appetite for equities continued to increase when the U.S. Federal Reserve Bank lowered short-term interest rates by 50 basis points in September, a larger-than-expected rate cut and the first since March 2020.
By selling monthly options, the Fund generates option premium, which it distributes to investors monthly. The level of this premium is influenced by market-implied volatility.
What detracted from performance?
Against this backdrop, the S&P 500 Index rallied throughout much of the year, and the iShares S&P 500 BuyWrite ETF participated in a portion of these gains. However, as the Fund sells monthly call options approximately 1% out of the money, its price returns were capped, limiting participation in S&P 500 upside beyond the 1% call strike.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 14, 2024 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
Performance Inception Date	Mar. 14, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 26,400,497
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 27,096
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$26,400,497
Number of Portfolio Holdings	3
Net Investment Advisory Fees	$27,096
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.5%
Short-term Investments	0.8%
Options Written	(0.3)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	31.8%
Financials	13.1%
Health Care	11.2%
Consumer Discretionary	10.1%
Communication Services	9.1%
Industrials	8.5%
Consumer Staples	5.8%
Energy	3.4%
Utilities	2.5%
Real Estate	2.3%
Materials	2.2%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.

C000249961 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2034 Term Corporate ETF
Class Name	iShares iBonds Dec 2034 Term Corporate ETF
Trading Symbol	IBDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2034 Term Corporate ETF (the “Fund”) for the period of May 22, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Corporate ETF	$5(a)	0.10%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[13]
Expense Ratio, Percent	0.10%	[14]
Net Assets	$ 176,595,498
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 40,719
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$176,595,498
Number of Portfolio Holdings	369
Net Investment Advisory Fees	$40,719
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.3%
Aa	5.6%
A	30.0%
Baa	58.9%
Ba	2.7%
Not Rated	0.7%
Short-Term and Other Assets	1.8%
Five largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 5.05%, 03/15/34	1.0%
AT&T Inc., 5.40%, 02/15/34	0.9%
Broadcom Inc., 3.47%, 04/15/34	0.9%
Boeing Co. (The), 6.53%, 05/01/34	0.9%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 5.05%, 03/15/34	1.0%
AT&T Inc., 5.40%, 02/15/34	0.9%
Broadcom Inc., 3.47%, 04/15/34	0.9%
Boeing Co. (The), 6.53%, 05/01/34	0.9%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.9%
(a)Excludes money market funds.
C000249960 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Muni Bond ETF
Class Name	iShares iBonds Dec 2030 Term Muni Bond ETF
Trading Symbol	IBMS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”) for the period of May 22, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Muni Bond ETF	$8(a)	0.18%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 8	[15]
Expense Ratio, Percent	0.18%	[16]
Net Assets	$ 12,690,982
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 4,215
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,690,982
Number of Portfolio Holdings	243
Net Investment Advisory Fees	$4,215
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
S&P Credit Rating(a)	Percent of Net Assets
AAA	26.7%
AA+	17.6%
AA	20.0%
AA-	14.3%
A+	5.0%
A	1.1%
A-	3.6%
Not Rated	9.6%
Short-Term and Other Assets	2.1%
Ten largest states
State	Percent of Net Assets(b)
Texas	13.7%
New York	9.7%
California	7.6%
Washington	6.8%
Florida	5.5%
Maryland	4.5%
Minnesota	3.4%
Virginia	3.2%
Illinois	3.1%
North Carolina	2.9%
(a)
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization.
C000249959 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2031 Term High Yield and Income ETF
Class Name	iShares iBonds 2031 Term High Yield and Income ETF
Trading Symbol	IBHK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2031 Term High Yield and Income ETF (the “Fund”) for the period of May 22, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2031 Term High Yield and Income ETF	$16(a)	0.35%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 16	[17]
Expense Ratio, Percent	0.35%	[18]
Net Assets	$ 12,824,066
Holdings Count | Holding	192
Advisory Fees Paid, Amount	$ 16,940
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,824,066
Number of Portfolio Holdings	192
Net Investment Advisory Fees	$16,940
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	1.0%
Ba	38.9%
B	51.1%
Caa	5.4%
Not Rated	2.3%
Short-Term and Other Assets	1.3%
Five largest holdings
Security(a)	Percent of Net Assets
Panther Escrow Issuer LLC, 7.13%, 06/01/31	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.7%
UKG Inc., 6.88%, 02/01/31	1.7%
Boost Newco Borrower LLC, 7.50%, 01/15/31	1.6%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
Panther Escrow Issuer LLC, 7.13%, 06/01/31	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.7%
UKG Inc., 6.88%, 02/01/31	1.7%
Boost Newco Borrower LLC, 7.50%, 01/15/31	1.6%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.6%
(a)Excludes money market funds.
C000131291 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year High Yield Corporate Bond ETF
Class Name	iShares 0-5 Year High Yield Corporate Bond ETF
Trading Symbol	SHYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year High Yield Corporate Bond ETF	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 13.78%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Markit iBoxx® USD Liquid High Yield 0-5 Index returned 13.93%.
What contributed to performance?
Short-term high yield bonds were supported during the reporting period by an environment of slowing pricing pressures and steady growth, including the first rate cut by the U.S. Federal Reserve since March 2020. These issues also benefited from declining credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) during the reporting period as fundamentals remained resilient. Consumer service bonds within the consumer cyclicals sector were the strongest contributors to the Fund’s return. Within the communications sector, cable and satellite issues also supported performance. Within credit quality, all high yield rating buckets contributed positively to performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.78%	4.39%	4.20%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Markit iBoxx® USD Liquid High Yield 0-5 Index	13.93	4.73	4.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,003,505,908
Holdings Count | Holding	1,092
Advisory Fees Paid, Amount	$ 17,217,617
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,003,505,908
Number of Portfolio Holdings	1,092
Net Investment Advisory Fees	$17,217,617
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	0.8%
Ba	35.9%
B	45.0%
Caa	14.7%
Ca	1.2%
Not Rated	2.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	4.4%
1-2 Years	12.1%
2-3 Years	19.0%
3-4 Years	27.7%
4-5 Years	36.6%
5-6 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000131292 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year Investment Grade Corporate Bond ETF
Class Name	iShares 0-5 Year Investment Grade Corporate Bond ETF
Trading Symbol	SLQD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year Investment Grade Corporate Bond ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 8.03%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Markit iBoxx® USD Liquid Investment Grade 0-5 Index returned 8.04%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. Investment-grade corporate bonds with short (zero to three years) to intermediate maturities (three to seven years)benefited from the decrease in yields over the period. The Fund’s allocation to 0-5 year bonds contributed to its positive performance. In terms of credit quality, bonds rated A and Baa by Moody’s, contributed the most to performance. Within sectors, banking aided returns, supported by the prospects of monetary easing.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.03%	2.03%	2.22%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Markit iBoxx® USD Liquid Investment Grade 0-5 Index	8.04	2.06	2.28

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,116,250,805
Holdings Count | Holding	2,675
Advisory Fees Paid, Amount	$ 1,291,712
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,116,250,805
Number of Portfolio Holdings	2,675
Net Investment Advisory Fees	$1,291,712
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.9%
Aa	6.8%
A	46.7%
Baa	41.4%
Ba	2.1%
Not Rated	1.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	18.0%
1-5 Years	81.9%
5-10 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000152179 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2024 Term Corporate ETF
Class Name	iShares iBonds Dec 2024 Term Corporate ETF
Trading Symbol	IBDP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2024 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2024 Term Corporate ETF	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 5.90%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2024 Maturity Corporate Index returned 5.24%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 11, 2015 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	5.90%	2.31%	3.15%
Bloomberg U.S. Universal Index	11.20	0.18	1.76
Bloomberg December 2024 Maturity Corporate Index	5.24	2.28	3.21

Performance Inception Date	Mar. 11, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,215,468,586
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 2,381,529
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,215,468,586
Number of Portfolio Holdings	83
Net Investment Advisory Fees	$2,381,529
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aa	3.0%
A	14.1%
Baa	16.8%
Ba	0.8%
Not Rated	0.4%
Short-Term and Other Assets	64.9%
Five largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 2.60%, 11/21/24	2.0%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	1.2%
Goldman Sachs Group Inc. (The), 5.70%, 11/01/24	1.1%
Oracle Corp., 2.95%, 11/15/24	1.1%
Canadian Pacific Railway Co., 1.35%, 12/02/24	0.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 2.60%, 11/21/24	2.0%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	1.2%
Goldman Sachs Group Inc. (The), 5.70%, 11/01/24	1.1%
Oracle Corp., 2.95%, 11/15/24	1.1%
Canadian Pacific Railway Co., 1.35%, 12/02/24	0.8%
(a)Excludes money market funds.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of planned changes to the Fund since October 31, 2023.
In connection with the establishment of the Fund, the Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on December 16, 2024, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on December 17, 2024. Proceeds of the liquidation were sent to shareholders on December 19, 2024.

C000137225 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Treasury Floating Rate Bond ETF
Class Name	iShares Treasury Floating Rate Bond ETF
Trading Symbol	TFLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Treasury Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Treasury Floating Rate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 5.29%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. Treasury Floating Rate Index returned 5.45%.
What contributed to performance?
U.S. Treasury saw modest gains during the reporting period amid expectations and then the realization of an interest rate cut by the U.S. Federal Reserve. For the first time since March 2020, the central bank lowered short-term interest rates, announcing a 50-basis point cut. Leading up to the interest rate decision meeting, Treasury yields moved lower but have trended steadily higher following September’s rate cut, and the 10-year Treasury ultimately ending the period at 4.28%, down from 4.93%, while the yield on the three-month Treasury note sank to 4.54% from 5.46% a year earlier. (Bond prices and yields move in opposite directions.) Treasury floating rate notes are issued with maturities of two years and coupons that reset periodically based on the three-month Treasury bill rate.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.29%	2.44%	1.72%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. Treasury Floating Rate Index	5.45	2.59	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,998,857,593
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 12,258,350
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,998,857,593
Number of Portfolio Holdings	9
Net Investment Advisory Fees	$12,258,350
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	49.0%
1-2 Years	51.0%
Five largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Floating Rate Note, 4.69%, 07/31/25	14.6%
U.S. Treasury Floating Rate Note, 4.77%, 10/31/26	14.4%
U.S. Treasury Floating Rate Note, 4.73%, 10/31/25	13.6%
U.S. Treasury Floating Rate Note, 4.81%, 01/31/26	13.1%
U.S. Treasury Floating Rate Note, 4.71%, 04/30/26	12.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Five largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Floating Rate Note, 4.69%, 07/31/25	14.6%
U.S. Treasury Floating Rate Note, 4.77%, 10/31/26	14.4%
U.S. Treasury Floating Rate Note, 4.73%, 10/31/25	13.6%
U.S. Treasury Floating Rate Note, 4.81%, 01/31/26	13.1%
U.S. Treasury Floating Rate Note, 4.71%, 04/30/26	12.4%
(a)	Excludes money market funds.

C000152180 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2025 Term Corporate ETF
Class Name	iShares iBonds Dec 2025 Term Corporate ETF
Trading Symbol	IBDQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 6.73%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2025 Maturity Corporate Index returned 6.80%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 11, 2015 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.73%	2.09%	3.19%
Bloomberg U.S. Universal Index	11.20	0.18	1.76
Bloomberg December 2025 Maturity Corporate Index	6.80	2.10	3.26

Performance Inception Date	Mar. 11, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,879,621,321
Holdings Count | Holding	664
Advisory Fees Paid, Amount	$ 2,584,655
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,879,621,321
Number of Portfolio Holdings	664
Net Investment Advisory Fees	$2,584,655
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.4%
Aa	10.4%
A	40.2%
Baa	42.1%
Ba	1.8%
Not Rated	1.7%
Short-Term and Other Assets	1.4%
Five largest holdings
Security(a)	Percent of Net Assets
Visa Inc., 3.15%, 12/14/25	0.7%
AbbVie Inc., 3.60%, 05/14/25	0.6%
Boeing Co. (The), 4.88%, 05/01/25	0.6%
Goldman Sachs Group Inc. (The), 3.50%, 04/01/25	0.6%
Oracle Corp., 2.50%, 04/01/25	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
Visa Inc., 3.15%, 12/14/25	0.7%
AbbVie Inc., 3.60%, 05/14/25	0.6%
Boeing Co. (The), 4.88%, 05/01/25	0.6%
Goldman Sachs Group Inc. (The), 3.50%, 04/01/25	0.6%
Oracle Corp., 2.50%, 04/01/25	0.5%
(a)Excludes money market funds.
C000153287 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Convertible Bond ETF
Class Name	iShares Convertible Bond ETF
Trading Symbol	ICVT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Convertible Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Convertible Bond ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 20.91%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index returned 21.18%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Growing expectations for interest rate cuts, and the eventual rate cut in September pushed yields down and prices higher. (Bond yields and prices move in opposite directions.) The Fund’s substantial exposure to the consumer cyclicals (supported by robust consumer spending) and information technology sectors meaningfully contributed to performance. Given the hybrid structure of convertible bonds, rising equity prices, particularly among information technology companies, supported the Fund’s return. Convertible bonds are issued by companies with high expectations for future earnings, making them a popular form of financing for many companies. Among credit quality, much of the convertible universe is unrated, and these issues contributed positively to returns.
What detracted from performance?
Bonds rated B, slightly detracted from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 2, 2015 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	20.91%	11.20%	9.31%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index	21.18	11.72	9.81

Performance Inception Date	Jun. 02, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,255,834,575
Holdings Count | Holding	336
Advisory Fees Paid, Amount	$ 3,617,350
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,255,834,575
Number of Portfolio Holdings	336
Net Investment Advisory Fees	$3,617,350
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	9.8%
1-5 Years	76.1%
5-10 Years	12.3%
More than 20 Years	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.4%
Palo Alto Networks Inc., 0.38%, 06/01/25	1.0%
DISH Network Corp., 3.38%, 08/15/26	1.0%
PG&E Corp., 4.25%, 12/01/27	0.9%
JD.com Inc., 0.25%, 06/01/29	0.9%
Western Digital Corp., 3.00%, 11/15/28	0.9%
Ford Motor Co. , 03/15/26	0.9%
Booking Holdings Inc., 0.75%, 05/01/25	0.9%
Carnival Corp., 5.75%, 12/01/27	0.9%
Uber Technologies Inc., 0.88%, 12/01/28	0.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.4%
Palo Alto Networks Inc., 0.38%, 06/01/25	1.0%
DISH Network Corp., 3.38%, 08/15/26	1.0%
PG&E Corp., 4.25%, 12/01/27	0.9%
JD.com Inc., 0.25%, 06/01/29	0.9%
Western Digital Corp., 3.00%, 11/15/28	0.9%
Ford Motor Co. , 03/15/26	0.9%
Booking Holdings Inc., 0.75%, 05/01/25	0.9%
Carnival Corp., 5.75%, 12/01/27	0.9%
Uber Technologies Inc., 0.88%, 12/01/28	0.8%
(a)	Excludes money market funds.

C000191091 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Corporate ETF
Class Name	iShares iBonds Dec 2027 Term Corporate ETF
Trading Symbol	IBDS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.40%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2027 Maturity Corporate Index returned 9.46%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 12, 2017 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	9.40%	1.65%	2.80%
Bloomberg U.S. Universal Index	11.20	0.18	1.35
Bloomberg December 2027 Maturity Corporate Index	9.46	1.71	2.85

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,618,618,833
Holdings Count | Holding	661
Advisory Fees Paid, Amount	$ 2,228,401
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,618,618,833
Number of Portfolio Holdings	661
Net Investment Advisory Fees	$2,228,401
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.9%
Aa	6.1%
A	36.9%
Baa	48.8%
Ba	2.3%
Not Rated	1.8%
Short-Term and Other Assets	1.2%
Five largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.75%, 04/15/27	0.7%
Warnermedia Holdings Inc., 3.76%, 03/15/27	0.7%
Citigroup Inc., 4.45%, 09/29/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Amazon.com Inc., 3.15%, 08/22/27	0.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.75%, 04/15/27	0.7%
Warnermedia Holdings Inc., 3.76%, 03/15/27	0.7%
Citigroup Inc., 4.45%, 09/29/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Amazon.com Inc., 3.15%, 08/22/27	0.6%
(a)Excludes money market funds.
C000173141 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Corporate ETF
Class Name	iShares iBonds Dec 2026 Term Corporate ETF
Trading Symbol	IBDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 7.97%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg December 2026 Maturity Corporate Index returned 8.03%.
What contributed to performance?
U.S. corporate bond returns were supported by an environment of slowing pricing pressures and steady growth during the reporting period. The yield on the 10-year Treasury was volatile as investors tried to determine the next moves of the U.S. Federal Reserve. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by 50 basis points, its first-rate reduction since March 2020.
Leading up to the interest rate decision meeting, Treasury yields moved lower before trending steadily higher following September’s rate cut. In anticipation of rate cuts, the yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) narrowed. Intermediate maturity issues, those between three and five years for earlier term funds and those between seven and 10 years for later dated Term Funds, contributed to the Fund’s performance during the reporting period. For both earlier and later dated Term Funds, exposure to bonds that are on the lower range of investment grade benefited performance. At the sector level, financial issues performed well across Term Funds, particularly among banking bonds that were supported by hopes of a lower interest rate environment.
What detracted from performance?
There were no notable detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 13, 2016 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.97%	1.80%	2.76%
Bloomberg U.S. Universal Index	11.20	0.18	1.43
Bloomberg December 2026 Maturity Corporate Index	8.03	1.89	2.86

Performance Inception Date	Sep. 13, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,927,107,603
Holdings Count | Holding	668
Advisory Fees Paid, Amount	$ 2,491,989
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,927,107,603
Number of Portfolio Holdings	668
Net Investment Advisory Fees	$2,491,989
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.4%
Aa	9.9%
A	41.5%
Baa	40.3%
Ba	2.4%
Not Rated	1.7%
Short-Term and Other Assets	1.8%
Five largest holdings
Security(a)	Percent of Net Assets
Boeing Co. (The), 2.20%, 02/04/26	0.8%
Microsoft Corp., 2.40%, 08/08/26	0.6%
AbbVie Inc., 2.95%, 11/21/26	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.6%
Wells Fargo & Co., 3.00%, 04/22/26	0.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Largest Holdings [Text Block]
Five largest holdings
Security(a)	Percent of Net Assets
Boeing Co. (The), 2.20%, 02/04/26	0.8%
Microsoft Corp., 2.40%, 08/08/26	0.6%
AbbVie Inc., 2.95%, 11/21/26	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.6%
Wells Fargo & Co., 3.00%, 04/22/26	0.6%
(a)Excludes money market funds.
C000194633 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Broad USD High Yield Corporate Bond ETF
Class Name	iShares Broad USD High Yield Corporate Bond ETF
Trading Symbol	USHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD High Yield Corporate Bond ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 16.68%.
  For the same period, the ICE BofA US Broad Market Index returned 10.55% and the ICE BofA US High Yield Constrained Index returned 16.49%.
What contributed to performance?
Bond returns in the United States were supported during the reporting period by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September when the U.S. Federal Reserve lowered interest rates by a 50 basis point cut, its first rate reduction since March 2020. High-yield issues were helped by declining credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) as fundamentals remained resilient. By sector, consumer cyclicals contributed the most to performance, as retailers were supported by a resilient consumer, while the consumer non cyclicals space was helped by healthcare issues. Within credit quality, performance was helped by bonds across the high-yield rating spectrum, with those rated BB delivering the strongest performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 25, 2017 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	16.68%	4.32%	4.34%
ICE BofA US Broad Market Index	10.55	(0.24)	1.18
ICE BofA US High Yield Constrained Index	16.49	4.37	4.41

Performance Inception Date	Oct. 25, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA US High Yield Constrained Index. Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4 pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4 pm pricing variant used from March 1, 2021 through November 30, 2023.

Material Change Date	Dec. 15, 2023
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 20,604,750,693
Holdings Count | Holding	1,896
Advisory Fees Paid, Amount	$ 11,332,904
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$20,604,750,693
Number of Portfolio Holdings	1,896
Net Investment Advisory Fees	$11,332,904
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.2%
Ba	39.4%
B	43.7%
Caa	12.7%
Ca	0.8%
Not Rated	2.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	58.2%
5-10 Years	38.4%
10-15 Years	0.8%
15-20 Years	0.3%
More than 20 Years	2.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 15, 2023, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 15, 2023, BFA was entitled to an annual investment advisory fee of 0.22%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. The net expense ratio decreased from the prior fiscal year end due to this change.

Material Fund Change Expenses [Text Block]
Effective December 15, 2023, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 15, 2023, BFA was entitled to an annual investment advisory fee of 0.22%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. The net expense ratio decreased from the prior fiscal year end due to this change.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000170245 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced High Yield Corporate Bond ETF
Class Name	iShares ESG Advanced High Yield Corporate Bond ETF
Trading Symbol	HYXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced High Yield Corporate Bond ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 17.45%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg MSCI US High Yield Choice ESG Screened Index returned 17.35%.
What contributed to performance?
High-yield corporate bond returns supported Fund performance during the reporting period as credit spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) tightened due to resilient fundamentals. Demand for green bonds, used to finance or refinance environmental or social projects or activities, has steadily increased. Wirelines bonds, as well as cable and satellite, in the communications sector, contributed the most to performance. Among consumer cyclicals bonds, retailers supported performance helped by a resilient consumer. Within credit quality, performance was strong across high-yield ratings.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 14, 2016 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.45%	3.32%	4.89%
Bloomberg U.S. Universal Index	11.20	0.18	1.50
Bloomberg MSCI US High Yield Choice ESG Screened Index	17.35	3.45	5.12

Performance Inception Date	Jun. 14, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 158,377,216
Holdings Count | Holding	744
Advisory Fees Paid, Amount	$ 456,864
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$158,377,216
Number of Portfolio Holdings	744
Net Investment Advisory Fees	$456,864
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.5%
Ba	45.7%
B	38.0%
Caa	11.3%
Ca	1.7%
Not Rated	1.8%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	57.2%
5-10 Years	40.9%
10-15 Years	0.6%
15-20 Years	0.2%
More than 20 Years	1.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000170247 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Fallen Angels USD Bond ETF
Class Name	iShares Fallen Angels USD Bond ETF
Trading Symbol	FALN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Fallen Angels USD Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Fallen Angels USD Bond ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 17.00%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg US High Yield Fallen Angel 3% Capped Index returned 16.13%.
What contributed to performance?
Bond returns were supported by an environment of slowing pricing pressures and steady growth in the United States during the reporting period. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. By sector, the consumer cyclicals sector led, supported by retailers and communication sectors. Within credit quality, the lowest risk rating of high-yield bonds, rated Ba by Moody’s contributed the most to performance, followed by bonds rated B.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 14, 2016 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.00%	5.56%	6.59%
Bloomberg U.S. Universal Index	11.20	0.18	1.50
Bloomberg US High Yield Fallen Angel 3% Capped Index	16.13	5.98	6.94

Performance Inception Date	Jun. 14, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,807,553,122
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 4,137,917
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,807,553,122
Number of Portfolio Holdings	180
Net Investment Advisory Fees	$4,137,917
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	6.1%
Ba	66.9%
B	11.3%
Caa	7.8%
Ca	1.6%
Not Rated	6.3%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.9%
1-5 Years	41.5%
5-10 Years	29.8%
10-15 Years	10.5%
15-20 Years	6.6%
More than 20 Years	10.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000161648 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core International Aggregate Bond ETF
Class Name	iShares Core International Aggregate Bond ETF
Trading Symbol	IAGG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core International Aggregate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core International Aggregate Bond ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.61%.
  For the same period, the Bloomberg Global Aggregate Bond Index returned 9.54% and the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index returned 9.56%.
What contributed to performance?
Euro bloc bonds were the largest contributors to the Fund’s return during the reporting period as slowing pricing pressures supported longer-term maturity treasury and government-related issues. Bond prices gained, and yields fell as both the European Central Bank (“ECB”) and the U.S. Federal Reserve began to ease monetary policy, with the ECB cutting rates three times. (Bond prices and yields move in opposite directions.) In particular, French debt benefited from the economic and fiscal strategy navigated by the country’s new government. Italian and German bonds were also meaningful contributors. In the Asia bloc, Chinese bonds were supported by government stimulus measures. Longer-term issues, which are more sensitive to interest rate movements, contributed to returns. By credit quality, investment-grade issues rated Aa supported performance.
What detracted from performance?
There were no significant detractors to the Fund’s returns during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 10, 2015 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	9.61%	0.46%	2.42%
Bloomberg Global Aggregate Bond Index	9.54	(1.64)	0.83
Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index	9.56	0.58	2.53

Performance Inception Date	Nov. 10, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,979,829,949
Holdings Count | Holding	5,827
Advisory Fees Paid, Amount	$ 4,174,830
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,979,829,949
Number of Portfolio Holdings	5,827
Net Investment Advisory Fees	$4,174,830
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Government Obligations	81.3%
Corporate Bonds & Notes	18.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	18.7%
Japan	11.2%
France	9.7%
Germany	8.5%
United Kingdom	7.2%
Italy	6.2%
Canada	5.7%
Spain	4.3%
Supranational	3.0%
Australia	2.9%
(a)	Excludes money market funds.

C000069477 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Treasury Bond ETF
Class Name	iShares International Treasury Bond ETF
Trading Symbol	IGOV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Treasury Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Treasury Bond ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 9.14%.
  For the same period, the FTSE World Broad Investment-Grade Bond Index returned 9.98% and the FTSE World Government Bond Index - Developed Markets Capped Select Index returned 9.39%.
What contributed to performance?
Treasury returns were supported during the reporting period by an environment of slowing pricing pressures. Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first time since 2020. Euro bloc bonds were the Fund’s strongest performers, led by Italy. Italian government debt benefited from the economic and fiscal strategy implemented by the country’s new government. France’s Treasury bonds were also meaningful contributors. By maturity, bonds over 10 years, which are the most sensitive to interest rate changes, registered the largest returns.
What detracted from performance?
During the reporting period, Japanese Treasuries slightly detracted from the Fund’s performance. The country’s government bonds declined as the Bank of Japan raised interest rates in March 2024, for the first time since 2007, ending a period of negative rates. The central bank then raised rates in July 2024 again, which pushed yields higher (bond prices and yields move in opposite directions).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.14%	(4.44)%	(1.80)%
FTSE World Broad Investment-Grade Bond Index	9.98	(1.80)	0.16
FTSE World Government Bond Index - Developed Markets Capped Select Index	9.39	(4.16)	(1.47)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 515,847,041
Holdings Count | Holding	825
Advisory Fees Paid, Amount	$ 2,066,440
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$515,847,041
Number of Portfolio Holdings	825
Net Investment Advisory Fees	$2,066,440
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	33.1%
Aa	32.2%
A	16.2%
Baa	12.3%
Not Rated	6.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	12.9%
France	8.5%
Italy	8.0%
Germany	6.7%
United Kingdom	5.8%
Spain	5.2%
Finland	4.6%
Ireland	4.6%
Portugal	4.6%
Netherlands	4.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000102031 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Floating Rate Bond ETF
Class Name	iShares Floating Rate Bond ETF
Trading Symbol	FLOT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Bond ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 6.61%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg US Floating Rate Note<5 Years Index returned 6.62%.
What contributed to performance?
Bond prices gained and yields fell during the reporting period as the U.S. Federal Reserve lowered short-term interest rates by 50 basis point cut, its first-rate reduction since March 2020. The prospect of lower rates put downward pressure on floating-rate bonds as interest rates fell. The European Central Bank began its monetary easing cycle prior to the United States. As such, U.S. rates were higher for longer and U.S. bonds were meaningful contributors to the Fund’s return. Among sectors, financials were the largest contributors, particularly the banking sector, which was supported by the prospect of monetary easing. By credit quality, A-rated bonds were the largest contributors to performance.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.61%	2.96%	2.30%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg US Floating Rate Note<5 Years Index	6.62	3.15	2.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,324,115,048
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 11,092,590
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,324,115,048
Number of Portfolio Holdings	372
Net Investment Advisory Fees	$11,092,590
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	26.6%
Aa	24.0%
A	42.1%
Baa	5.1%
Ba	0.2%
Not Rated	2.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	20.5%
1-5 Years	79.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000069478 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 1-3 Year International Treasury Bond ETF
Class Name	iShares 1-3 Year International Treasury Bond ETF
Trading Symbol	ISHG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 1-3 Year International Treasury Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year International Treasury Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 6.52%.
  For the same period, the FTSE World Broad Investment-Grade Bond Index returned 9.98% and  the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index returned 6.76%.
What contributed to performance?
During the reporting period, short-term Treasury returns were supported by an environment of moderating inflationary pressures and stable economic growth. Amid worries about growth prospects, the European Central Bank cut rates three times, while the United States economy stayed strong, prompting the U.S. Federal Reserve Bank to wait until September before decreasing short-term interest rates for the first since 2020. Eurozone bonds were the Fund’s top performers, led by Italian bonds, which benefited from the economic and fiscal approach of Italy’s new government. French Treasury bonds also contributed. Bonds with maturities over 10 years, which are the most sensitive to interest rate changes, were also meaningful contributors.
What detracted from performance?
There were no significant detractors during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.52%	(1.62)%	(1.66)%
FTSE World Broad Investment-Grade Bond Index	9.98	(1.80)	0.16
FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index	6.76	(1.35)	(1.44)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 68,083,641
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 271,498
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$68,083,641
Number of Portfolio Holdings	140
Net Investment Advisory Fees	$271,498
Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	32.2%
Aa	32.0%
A	15.5%
Baa	14.9%
Not Rated	5.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	11.7%
Italy	10.6%
Japan	9.9%
Germany	8.7%
Spain	6.3%
Netherlands	4.7%
Singapore	4.6%
Austria	4.6%
Belgium	4.6%
Australia	4.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000110080 [Member]
Shareholder Report [Line Items]
Fund Name	iShares GNMA Bond ETF
Class Name	iShares GNMA Bond ETF
Trading Symbol	GNMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares GNMA Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GNMA Bond ETF	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.75%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. GNMA Bond Index returned 10.69%.
What contributed to performance?
The largest driver of performance during the reporting period was the easing of monetary policy by the U.S. Federal Reserve Bank. The central bank cut rates in September by 50 basis points amid an environment of slowing pricing pressures and steady growth. This was beneficial to mortgage-backed securities, including Government National Mortgage Association (“GNMA”) bonds, as yields fell (bond prices and yields move in opposite directions). The pivot to lower interest rates benefited longer-term issues, which are more sensitive to interest rate movements, and the Fund’s allocation to issues between five and seven years meaningfully contributed to performance.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.75%	(0.65)%	0.76%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. GNMA Bond Index	10.69	(0.53)	0.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 312,855,028
Holdings Count | Holding	277
Advisory Fees Paid, Amount	$ 317,285
Investment Company Portfolio Turnover	283.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$312,855,028
Number of Portfolio Holdings	277
Net Investment Advisory Fees	$317,285
Portfolio Turnover Rate	283%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	0.2%
10-15 Years	0.3%
15-20 Years	2.7%
20-25 Years	17.2%
25-30 Years	71.9%
30-35 Years	7.7%
Five largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	4.8%
Government National Mortgage Association, 2.00%, 12/20/51	3.5%
Government National Mortgage Association, 5.50%, 04/20/53	3.1%
Government National Mortgage Association, 2.50%, 08/20/51	3.0%
Government National Mortgage Association, 2.50%, 07/20/51	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Five largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	4.8%
Government National Mortgage Association, 2.00%, 12/20/51	3.5%
Government National Mortgage Association, 5.50%, 04/20/53	3.1%
Government National Mortgage Association, 2.50%, 08/20/51	3.0%
Government National Mortgage Association, 2.50%, 07/20/51	2.8%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through February 28, 2029.

Material Fund Change Expenses [Text Block]	The contractual fee waiver has been extended through February 28, 2029.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000110079 [Member]
Shareholder Report [Line Items]
Fund Name	iShares CMBS ETF
Class Name	iShares CMBS ETF
Trading Symbol	CMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares CMBS ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares CMBS ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 10.38%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. CMBS (ERISA Only) Index returned 10.75%.
What contributed to performance?
The largest driver of bond prices during the reporting period was the anticipation of easing monetary policy by the U.S. Federal Reserve, which increased optimism in commercial mortgage-backed securities (“CMBS”). The central bank did cut rates in September by 50 basis points amid an environment of slowing pricing pressures and steady growth. Spreads for CMBS over Treasuries have tightened, given the strong demand that absorbed new issue supply, especially for newly issued deals. (A spread is the difference in yield between a U.S. Treasury bond and a specific commercial mortgage-backed security.)
What detracted from performance?
While there were no significant detractors from the Fund’s return during the reporting period, secular challenges in the office sector remain as stalled rent growth, increased financing costs, higher operating expenses, and cap rate resets have raised refinancing hurdles in the commercial real estate market.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.38%	0.45%	1.85%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. CMBS (ERISA Only) Index	10.75	0.78	2.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 456,012,693
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 1,058,365
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$456,012,693
Number of Portfolio Holdings	484
Net Investment Advisory Fees	$1,058,365
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	70.1%
Aa	2.7%
A	0.6%
Baa	0.2%
Not Rated	26.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	23.3%
5-10 Years	25.6%
10-15 Years	1.0%
15-20 Years	0.2%
20-25 Years	5.0%
25-30 Years	27.0%
30-35 Years	13.4%
35-40 Years	4.2%
More than 40 Years	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000110081 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Aaa - A Rated Corporate Bond ETF
Class Name	iShares Aaa - A Rated Corporate Bond ETF
Trading Symbol	QLTA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Aaa - A Rated Corporate Bond ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 12.45%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. Corporate Aaa - A Capped Index returned 12.59%.
What contributed to performance?
Longer-term corporate bonds contributed the most to the Fund’s return during the reporting period, supported by an environment of slowing pricing pressures and steady growth in the United States. Expectations for interest rate cuts grew, and those hopes were realized in September 2024 when the U.S. Federal Reserve Bank (“Fed”) lowered short-term interest rates by a 50 basis point cut, its first rate reduction since March 2020. Among sectors, industrial bonds, specifically consumer non-cyclical and technology, contributed positively to performance. Financial sector bonds also contributed positively to performance, driven by the banking sector. By credit quality, the Fund’s allocation to A-rated bonds benefited the Fund’s return.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.45%	0.03%	2.08%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. Corporate Aaa - A Capped Index	12.59	0.14	2.19

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,651,638,712
Holdings Count | Holding	3,028
Advisory Fees Paid, Amount	$ 1,730,190
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,651,638,712
Number of Portfolio Holdings	3,028
Net Investment Advisory Fees	$1,730,190
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	37.4%
5-10 Years	27.3%
10-15 Years	7.3%
15-20 Years	6.5%
More than 20 Years	21.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	0.2%
Comcast Corp., 4.15%, 10/15/28	0.2%
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	0.2%
Citigroup Inc., 5.17%, 02/13/30	0.2%
Anheuser-Busch InBev Worldwide Inc., 5.55%, 01/23/49	0.2%
Wells Fargo & Co., 5.01%, 04/04/51	0.2%
AbbVie Inc., 4.25%, 11/21/49	0.2%
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	0.2%
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	0.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	0.2%
Comcast Corp., 4.15%, 10/15/28	0.2%
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	0.2%
Citigroup Inc., 5.17%, 02/13/30	0.2%
Anheuser-Busch InBev Worldwide Inc., 5.55%, 01/23/49	0.2%
Wells Fargo & Co., 5.01%, 04/04/51	0.2%
AbbVie Inc., 4.25%, 11/21/49	0.2%
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	0.2%
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	0.2%
(a)	Excludes money market funds.

C000119711 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 1-5 Year USD Bond ETF
Class Name	iShares Core 1-5 Year USD Bond ETF
Trading Symbol	ISTB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core 1-5 Year USD Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 1-5 Year USD Bond ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 7.81%.
  For the same period, the Bloomberg U.S. Universal Index returned 11.20% and the Bloomberg U.S. Universal 1-5 Year Index returned 7.85%.
What contributed to performance?
Bond returns in the United States were supported during the reporting period by an environment of slowing pricing pressures and steady growth, including the first rate cut by the U.S. Federal Reserve Bank (“Fed”) since March 2020. Corporate bonds contributed the most to the Fund’s performance, led by the industrial and financial sector. Treasuries also registered solid gains, as clarity on the Fed’s policy direction drove Treasury yields lower, the 10-year Treasury decreased from 4.93% to 4.29% during the reporting period. (Bond yields and prices move in opposite directions.) Within credit quality, AA rated bonds contributed to performance.
What detracted from performance?
There were no significant detractors to the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.81%	1.48%	1.88%
Bloomberg U.S. Universal Index	11.20	0.18	1.82
Bloomberg U.S. Universal 1-5 Year Index	7.85	1.51	1.93

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,090,994,404
Holdings Count | Holding	6,241
Advisory Fees Paid, Amount	$ 2,445,308
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,090,994,404
Number of Portfolio Holdings	6,241
Net Investment Advisory Fees	$2,445,308
Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	61.5%
Aa	3.8%
A	12.7%
Baa	11.5%
Ba	3.5%
B	3.4%
Caa	1.1%
Ca	0.1%
Not Rated	2.4%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	55.9%
Corporate Bonds & Notes	35.1%
Foreign Government Obligations	6.2%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	0.9%
Municipal Debt Obligations	0.1%
Common Stocks	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through February 28, 2029.

Material Fund Change Expenses [Text Block]	The contractual fee waiver has been extended through February 28, 2029.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000055529 [Member]
Shareholder Report [Line Items]
Fund Name	iShares J.P. Morgan USD Emerging Markets Bond ETF
Class Name	iShares J.P. Morgan USD Emerging Markets Bond ETF
Trading Symbol	EMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan USD Emerging Markets Bond ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended October 31, 2024, the Fund returned 18.36%.
  For the same period, the J.P. Morgan EMBI Global Diversified Index returned 18.16% and the J.P. Morgan EMBI® Global Core Index returned 18.68%.
What contributed to performance?
Emerging market sovereign bonds were leading contributors to the Fund’s return during the reporting period. Expectations of interest rate cuts and then a cut by the U.S. Federal Reserve in September helped these bonds move higher. Across emerging markets, all regions gained, led by Latin America. In particular, efforts by Argentina’s new administration to lower inflation improved investor sentiment and bolstered local bond markets. In the Middle East, Egyptian bonds were bolstered on expectations that the country would receive billions in foreign loans and investments, potentially offsetting dismal economic growth and the threat of spillover from the war in Gaza. Longer-term duration bonds, those over 10 years, outpaced their shorter-term counterparts during the reporting period. While bonds of all credit ratings delivered positive performance, investment-grade bonds had the greatest positive impact.
What detracted from performance?
Venezuelan bonds detracted slightly from the Fund’s performance during the reporting period, as the country’s highly contested presidential election and economic crisis put downward pressure on bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	18.36%	0.20%	2.48%
J.P. Morgan EMBI Global Diversified Index	18.16	0.47	2.92
J.P. Morgan EMBI® Global Core Index	18.68	0.33	2.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,884,578,836
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 58,337,323
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,884,578,836
Number of Portfolio Holdings	638
Net Investment Advisory Fees	$58,337,323
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.0%
Aa	7.2%
A	15.7%
Baa	31.8%
Ba	17.5%
B	9.9%
Caa	8.6%
Ca	0.9%
C	0.1%
Not Rated	7.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	5.9%
Mexico	5.7%
Turkey	4.9%
Indonesia	4.8%
United Arab Emirates	4.7%
Qatar	3.9%
Brazil	3.6%
Philippines	3.4%
Poland	3.4%
Chile	3.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[6]	Annualized.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.
[9]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[10]	Annualized.
[11]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[12]	Annualized.
[13]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[14]	Annualized.
[15]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[16]	Annualized.
[17]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[18]	Annualized.